S000000778 [Member] Expense Example - Putnam Dynamic Asset Allocation Balanced Fund	Sep. 30, 2025 USD ($)
Class P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 56
Expense Example, with Redemption, 3 Years	176
Expense Example, with Redemption, 5 Years	307
Expense Example, with Redemption, 10 Years	689
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	662
Expense Example, with Redemption, 3 Years	846
Expense Example, with Redemption, 5 Years	1,046
Expense Example, with Redemption, 10 Years	1,620
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	268
Expense Example, with Redemption, 3 Years	520
Expense Example, with Redemption, 5 Years	896
Expense Example, with Redemption, 10 Years	1,753
Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	117
Expense Example, with Redemption, 3 Years	365
Expense Example, with Redemption, 5 Years	632
Expense Example, with Redemption, 10 Years	1,398
Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	207
Expense Example, with Redemption, 5 Years	361
Expense Example, with Redemption, 10 Years	808
Class R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	221
Expense Example, with Redemption, 5 Years	384
Expense Example, with Redemption, 10 Years	859
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	189
Expense Example, with Redemption, 5 Years	330
Expense Example, with Redemption, 10 Years	$ 739